TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset for operating tax losses carryforward		$ 4,730	$ 3,313
Carry forward tax losses estimated by subsidiaries		$ 2,434
Tax rate		23.00%	23.00%	24.00%
Unrecognized tax benefits		$ 2,286	$ 1,611	$ 908
Estimated tax expense				$ 377
Minimum [Member]
Carry forward tax losses for subsidiaries, term		1 year
Tax rate				21.00%
Maximum [Member]
Carry forward tax losses for subsidiaries, term		20 years
Tax rate				35.00%
2017 [Member]
Tax rate					24.00%
2018 [Member]
Tax rate					23.00%
Subsidiary of Common Parent [Member]
Carry forward operating tax losses		$ 21,199
Development area A [Member]
Tax rate	7.50%				9.00%
Other areas [Member]
Tax rate					16.00%
Non-Israeli subsidiaries [Member] | Minimum [Member]
Tax rate		16.00%
Non-Israeli subsidiaries [Member] | Maximum [Member]
Tax rate		30.00%
Parent Company [Member]
Carry forward operating tax losses		$ 3,419
Parent Company [Member] | Latest Tax Year [Member]
Deferred tax asset for operating tax losses carryforward		$ 547